PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Office equipment at cost		$ 15,732	$ 14,968
Less: Accumulated depreciation		(12,238)	(14,968)
Total property, plant, and equipment	$ 3,678	$ 3,494	$ 0